Investments and fair value measurements - Summary of Equity Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt and Equity Securities, FV-NI [Line Items]
Cost	$ 0	$ 2,000	$ 1,000
Estimated Fair Value	0	2,119	1,039
Preferred Stock
Debt and Equity Securities, FV-NI [Line Items]
Cost	0	2,000	1,000
Estimated Fair Value	$ 0	$ 2,119	$ 1,039